UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from

October 1, 2016 to October 31, 2016

Commission File Number of issuing entity: 333-75276 Central Index Key Number of issuing entity: 0001163321	Commission File Number of issuing entity: 000-25762 Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MULTI-ASSET EXECUTION TRUST	CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01

Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Eric Bauder

Senior Manager, Capital Markets

703-760-3343

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington, DE 19805-1266	c/o Capital One Bank (USA), National Association Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23059
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

201-593-6792	804-965-7100
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 2 – Legal Proceedings

The most current information or update to this item, as of the end of the monthly reporting period to which this report relates, was previously reported by the Capital One Multi-asset Execution Trust (the “COMET”) (Central Index Key (CIK) number 0001163321, Commission File Number 333-75276). See prospectuses dated August 19, 2016 relating to COMET’s Class A(2016-4) Card series notes and Class A(2016-5) Card series notes, filed on August 22, 2016.

ITEM 10 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2	Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 15, 2016

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Managing Vice President, Deputy Controller